Cover	Jan. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43084
Entity Registrant Name	United Acquisition Corp. I
Entity Central Index Key	0002098669
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7100 W. Camino Real
Entity Address, Address Line Two	Suite 302-48
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	(212)
Local Phone Number	847-3248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	UACU
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	UAC
Security Exchange Name	NYSEAMER
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	UACW
Security Exchange Name	NYSEAMER